Private Placement (Details) - Private Placement [Member] - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Aggregate purchase of shares	533,500	533,500
Price per share		$ 10.00
Gross proceeds	$ 5.3	$ 5.3